Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current federal tax expense			$ 0	$ 0
Current state tax expense			0	0
Current foreign tax expense			40	28
Total current income tax expense			40	28
Deferred federal income tax expense			0	0
Deferred state income tax expense			0	0
Deferred foreign tax expense			0	0
Total deferred income tax expense			0	0
Provision for income taxes	$ 3	$ 4	$ 40	$ 28